Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Components of Inventories

(in millions)	December 31, 2020	December 31, 2019
Raw materials	$168.2	$181.7
Work-in-process	67.4	66.9
Finished goods	225.8	214.0
Reserves	(28.7)	(27.7)
Inventories, net	$432.7	$434.9